UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 43.3%				$645,404,497

(Cost $604,925,513)

Consumer Discretionary 5.9%				87,433,147

Auto Components 0.4%
Allison Transmission, Inc. (S)	7.125	05/15/19	1,675,000	1,771,313
Exide Technologies	8.625	02/01/18	1,940,000	1,588,375
Hyva Global BV (S)	8.625	03/24/16	1,155,000	993,300
Visteon Corp.	6.750	04/15/19	1,265,000	1,285,556

Automobiles 0.9%
Ford Motor Credit Company LLC (S)	4.207	04/15/16	3,415,000	3,572,394
Ford Motor Credit Company LLC	5.000	05/15/18	2,525,000	2,718,021
Ford Motor Credit Company LLC	8.000	12/15/16	2,375,000	2,839,210
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	1,335,000	1,432,223
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,715,000	1,891,810
Kia Motors Corp. (S)	3.625	06/14/16	1,315,000	1,366,795

Diversified Financial Services 0.1%
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19	780,000	826,800

Food Products 0.1%
Simmons Foods, Inc. (S)	10.500	11/01/17	2,115,000	1,829,475

Hotels, Restaurants & Leisure 1.4%
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	2,275,000	1,182,386
CCM Merger, Inc. (S)	9.125	05/01/19	1,945,000	1,954,725
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	1,175,000	1,233,750
Greektown Superholdings, Inc.	13.000	07/01/15	2,440,000	2,635,200
Jacobs Entertainment, Inc.	9.750	06/15/14	2,585,000	2,559,150
Landry's, Inc. (S)	9.375	05/01/20	1,280,000	1,353,600
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	1,315,000	1,209,800
Marina District Finance Company, Inc.	9.500	10/15/15	1,775,000	1,757,250
MGM Resorts International (S)	8.625	02/01/19	1,930,000	2,055,450
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	2,260,000	2,340,976
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	1,455,000	1,600,500
Waterford Gaming LLC (S)	8.625	09/15/14	751,274	443,901
Wok Acquisition Corp. (S)	10.250	06/30/20	185,000	193,788

Household Durables 0.3%
American Standard Americas (S)	10.750	01/15/16	820,000	729,800
Corp. GEO SAB de CV (S)	8.875	03/27/22	2,295,000	2,283,525
DR Horton, Inc.	4.750	05/15/17	1,550,000	1,633,313

Internet & Catalog Retail 0.2%
Expedia, Inc.	5.950	08/15/20	2,275,000	2,492,686
QVC, Inc. (S)	5.125	07/02/22	480,000	500,400

Media 1.4%
AMC Entertainment, Inc.	8.750	06/01/19	780,000	854,100
Cablevision Systems Corp.	8.625	09/15/17	610,000	698,450
CBS Corp.	7.875	07/30/30	2,780,000	3,775,913
CCO Holdings LLC	8.125	04/30/20	590,000	663,750
Cinemark USA, Inc.	7.375	06/15/21	800,000	894,000
Cinemark USA, Inc.	8.625	06/15/19	750,000	840,000
CSC Holdings LLC	7.875	02/15/18	1,675,000	1,917,875
Grupo Televisa SAB	6.625	01/15/40	1,295,000	1,675,051
News America, Inc.	6.150	03/01/37	775,000	941,807

1

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

News America, Inc.	6.150	02/15/41	295,000	$363,006
News America, Inc.	6.400	12/15/35	705,000	872,757
Regal Cinemas Corp.	8.625	07/15/19	465,000	517,313
Regal Entertainment Group	9.125	08/15/18	455,000	507,325
Time Warner Cable, Inc.	6.750	07/01/18	2,225,000	2,784,318
UBM PLC (S)	5.750	11/03/20	1,145,000	1,189,986
XM Satellite Radio, Inc. (S)	7.625	11/01/18	2,455,000	2,712,775

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36	2,083,000	2,245,155

Specialty Retail 0.5%
AutoNation, Inc.	5.500	02/01/20	1,985,000	2,106,581
AutoNation, Inc.	6.750	04/15/18	995,000	1,116,888
Hillman Group, Inc.	10.875	06/01/18	1,205,000	1,298,388
Limited Brands, Inc.	6.625	04/01/21	1,320,000	1,478,400
Toys R Us Property Company II LLC	8.500	12/01/17	570,000	617,025
Toys R Us, Inc. (S)	10.375	08/15/17	465,000	465,581

Textiles, Apparel & Luxury Goods 0.4%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	3,120,000	3,361,800
Levi Strauss & Company	6.875	05/01/22	300,000	311,250
Levi Strauss & Company	7.625	05/15/20	2,765,000	2,948,181

Consumer Staples 1.5%				22,949,238

Beverages 0.2%
Ajecorp BV (S)	6.500	05/14/22	1,620,000	1,692,900
Corp. Lindley SA (S)	6.750	11/23/21	540,000	602,100

Food & Staples Retailing 0.3%
Rite Aid Corp.	9.250	03/15/20	3,550,000	3,647,625
Safeway, Inc.	7.250	02/01/31	1,255,000	1,316,917

Food Products 0.3%
Bunge, Ltd. Finance Corp.	8.500	06/15/19	2,136,000	2,697,969
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	1,355,000	1,456,625

Household Products 0.4%
Reynolds Group Issuer, Inc.	9.000	04/15/19	2,090,000	2,123,963
Reynolds Group Issuer, Inc.	9.875	08/15/19	1,750,000	1,850,625
Yankee Candle Company, Inc.	8.500	02/15/15	62,000	63,008
YCC Holdings LLC, PIK	10.250	02/15/16	1,920,000	1,999,200

Personal Products 0.1%
Revlon Consumer Products Corp.	9.750	11/15/15	1,635,000	1,733,100

Tobacco 0.2%
Alliance One International, Inc.	10.000	07/15/16	3,705,000	3,765,206

Energy 4.1%				61,629,222

Energy Equipment & Services 0.6%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	3,790,000	3,411,000
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	2,045,000	2,259,725
Precision Drilling Corp.	6.625	11/15/20	1,205,000	1,265,250
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,045,000	1,123,375
Weatherford International, Inc.	6.800	06/15/37	570,000	634,214

Gas Utilities 0.2%
DCP Midstream LLC (S)	9.750	03/15/19	2,175,000	2,799,767

2

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Energy (continued)

Oil, Gas & Consumable Fuels 3.3%
Afren PLC (S)	10.250	04/08/19	1,180,000	$1,298,000
Afren PLC (S)	11.500	02/01/16	2,400,000	2,688,000
Alpha Natural Resources, Inc.	6.000	06/01/19	520,000	468,000
Alpha Natural Resources, Inc.	6.250	06/01/21	1,130,000	1,011,350
Arch Coal, Inc.	7.000	06/15/19	940,000	850,700
Arch Coal, Inc.	7.250	06/15/21	1,980,000	1,786,950
BreitBurn Energy Partners LP (S)	7.875	04/15/22	770,000	785,400
DTEK Finance BV (S)	9.500	04/28/15	840,000	823,200
Energy Transfer Partners LP	5.200	02/01/22	645,000	710,437
Energy Transfer Partners LP	9.700	03/15/19	2,140,000	2,765,533
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)	7.000	06/01/67	2,935,000	3,052,400
EP Energy LLC (S)	7.750	09/01/22	650,000	651,625
EV Energy Partners LP	8.000	04/15/19	1,730,000	1,786,225
Georgian Oil and Gas Corp. (S)	6.875	05/16/17	2,055,000	2,075,550
Kerr-McGee Corp.	6.950	07/01/24	3,090,000	3,964,260
Kinder Morgan Energy Partners LP	7.750	03/15/32	840,000	1,093,824
Linn Energy LLC (S)	6.250	11/01/19	2,400,000	2,370,000
Linn Energy LLC	8.625	04/15/20	955,000	1,031,400
MarkWest Energy Partners LP	6.500	08/15/21	2,175,000	2,332,688
Newfield Exploration Company	5.750	01/30/22	1,140,000	1,248,300
NuStar Logistics LP	7.900	04/15/18	2,150,000	2,408,802
Peabody Energy Corp. (S)	6.250	11/15/21	1,490,000	1,516,075
Petroleos Mexicanos (S)	4.875	01/24/22	1,300,000	1,456,000
Spectra Energy Capital LLC	6.200	04/15/18	1,560,000	1,879,911
Targa Resources Partners LP (S)	6.375	08/01/22	1,200,000	1,254,000
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	3,245,000	3,450,558
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22	1,410,000	1,487,550
Williams Partners LP	7.250	02/01/17	3,210,000	3,889,153

Financials 15.4%				229,317,364

Capital Markets 1.8%
Affinion Group Holdings, Inc.	11.625	11/15/15	1,205,000	795,300
Jefferies Group, Inc.	6.875	04/15/21	1,240,000	1,317,500
Jefferies Group, Inc.	8.500	07/15/19	665,000	759,763
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,055,000	1,103,493
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,345,000	1,388,107
Morgan Stanley	5.550	04/27/17	4,370,000	4,638,340
Morgan Stanley	5.750	01/25/21	1,385,000	1,431,118
Morgan Stanley	6.375	07/24/42	2,160,000	2,191,439
Morgan Stanley	7.300	05/13/19	2,395,000	2,702,678
The Goldman Sachs Group, Inc.	5.250	07/27/21	1,285,000	1,367,225
The Goldman Sachs Group, Inc.	5.750	01/24/22	1,305,000	1,440,968
The Goldman Sachs Group, Inc.	6.150	04/01/18	3,420,000	3,889,173
The Goldman Sachs Group, Inc.	6.750	10/01/37	3,110,000	3,242,433

Commercial Banks 2.2%
Abbey National Treasury Services PLC	4.000	04/27/16	2,010,000	2,043,834
Banco de Credito del Peru (S)	4.750	03/16/16	960,000	1,008,000
Barclays Bank PLC (S)	6.050	12/04/17	3,240,000	3,435,848
Barclays Bank PLC (S)	10.179	06/12/21	1,235,000	1,545,356
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	1,239,000	1,333,486

3

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

First Horizon National Corp.	5.375	12/15/15	1,715,000	$1,834,261
ICICI Bank, Ltd. (S)	4.700	02/21/18	2,325,000	2,352,939
ICICI Bank, Ltd. (S)	5.750	11/16/20	1,910,000	1,954,513
Nordea Bank AB (S)	3.125	03/20/17	3,845,000	3,996,616
Regions Financial Corp.	7.750	11/10/14	2,025,000	2,243,093
Santander Holdings USA, Inc.	4.625	04/19/16	480,000	483,072
Sberbank of Russia (S)	6.125	02/07/22	1,200,000	1,312,560
Svenska Handelsbanken AB	2.875	04/04/17	2,585,000	2,692,624
Synovus Financial Corp.	7.875	02/15/19	960,000	1,051,200
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	1,315,000	1,321,540
Wachovia Bank NA	5.850	02/01/37	1,865,000	2,316,737
Wachovia Corp.	5.750	06/15/17	1,930,000	2,303,316

Consumer Finance 0.7%
American Express Company	7.000	03/19/18	515,000	653,544
Capital One Financial Corp.	6.150	09/01/16	2,980,000	3,351,290
Discover Bank	7.000	04/15/20	1,240,000	1,459,363
Discover Financial Services (S)	5.200	04/27/22	2,795,000	2,972,840
Nelnet, Inc. (P)	3.836	09/29/36	2,595,000	2,100,707

Diversified Financial Services 3.6%
Alfa Bank OJSC (S)	7.750	04/28/21	585,000	603,311
Bank of America Corp.	6.500	08/01/16	1,595,000	1,819,112
Bank of America NA	5.300	03/15/17	645,000	702,116
Bank of America NA	6.000	10/15/36	1,555,000	1,755,768
Bank of Ceylon (S)	6.875	05/03/17	1,325,000	1,378,000
Citigroup, Inc.	5.850	12/11/34	1,590,000	1,817,643
General Electric Capital Corp. (P)	0.915	08/15/36	2,745,000	2,026,299
General Electric Capital Corp.	4.375	09/16/20	1,510,000	1,677,276
General Electric Capital Corp.	5.300	02/11/21	880,000	1,013,269
General Electric Capital Corp.	5.625	05/01/18	2,330,000	2,759,687
General Electric Capital Corp.	5.875	01/14/38	485,000	589,734
General Electric Capital Corp.	6.000	08/07/19	1,755,000	2,131,472
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	3,600,000	3,932,064
Intercorp Retail Trust (S)	8.875	11/14/18	750,000	821,250
International Lease Finance Corp. (S)	7.125	09/01/18	1,260,000	1,449,000
JPMorgan Chase & Company	6.000	01/15/18	4,215,000	5,036,053
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	2,340,000	2,617,618
Merrill Lynch & Company, Inc.	6.875	04/25/18	3,415,000	3,983,949
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,295,000	1,569,124
Moody's Corp.	4.500	09/01/22	1,455,000	1,514,035
Rabobank Nederland NV	3.375	01/19/17	1,290,000	1,364,783
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	3,479,000	4,505,305
SPL Logistics Escrow LLC (S)	8.875	08/01/20	1,151,000	1,185,530
The Bear Stearns Companies LLC	7.250	02/01/18	1,950,000	2,432,877
UBS AG	7.625	08/17/22	2,420,000	2,440,277
USB Realty Corp. (Q)(S)	1.602	12/29/49	2,900,000	2,436,725

Insurance 3.6%
Aflac, Inc.	8.500	05/15/19	2,055,000	2,760,206
American International Group, Inc.	3.800	03/22/17	1,160,000	1,227,821
American International Group, Inc.	4.875	06/01/22	1,205,000	1,314,338

4

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

American International Group, Inc.	8.250	08/15/18	1,165,000	$1,469,996
Aon Corp.	8.205	01/01/27	1,380,000	1,673,948
AXA SA	8.600	12/15/30	1,170,000	1,340,553
CNA Financial Corp.	6.500	08/15/16	1,190,000	1,369,383
CNA Financial Corp.	7.250	11/15/23	2,465,000	2,935,034
CNO Financial Group, Inc. (S)	9.000	01/15/18	1,625,000	1,777,344
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	3,840,000	3,091,200
Hartford Financial Services Group, Inc.	5.125	04/15/22	866,000	931,378
Hartford Financial Services Group, Inc.	6.000	01/15/19	1,018,000	1,133,486
Hartford Financial Services Group, Inc.	6.625	03/30/40	980,000	1,099,883
Liberty Mutual Group, Inc. (S)	4.950	05/01/22	1,214,000	1,270,561
Liberty Mutual Group, Inc. (S)	6.500	05/01/42	1,510,000	1,641,418
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	3,035,000	3,213,306
Lincoln National Corp.	8.750	07/01/19	1,505,000	1,948,402
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	2,455,000	2,369,075
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	2,430,000	2,454,300
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	3,135,000	4,344,025
The Chubb Corp. (6.375% until 04/15/2017, then 3 month
LIBOR + 2.250%)	6.375	03/29/67	3,205,000	3,393,294
The Hanover Insurance Group, Inc.	6.375	06/15/21	635,000	698,100
Unum Group	7.125	09/30/16	1,585,000	1,845,856
UnumProvident Finance Company PLC (S)	6.850	11/15/15	2,395,000	2,674,056
W.R. Berkley Corp.	5.600	05/15/15	1,505,000	1,622,679
Willis Group Holdings PLC	5.750	03/15/21	1,595,000	1,782,353
Willis North America, Inc.	7.000	09/29/19	2,310,000	2,762,152

Real Estate Investment Trusts 3.0%
Boston Properties LP	3.700	11/15/18	950,000	1,007,940
Brandywine Operating Partnership LP	7.500	05/15/15	1,605,000	1,808,397
CubeSmart LP	4.800	07/15/22	1,430,000	1,508,425
DDR Corp.	7.500	04/01/17	4,475,000	5,238,475
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	3,120,000	3,337,430
Health Care REIT, Inc.	4.950	01/15/21	945,000	1,023,353
Health Care REIT, Inc.	6.125	04/15/20	3,160,000	3,674,669
Health Care REIT, Inc.	6.200	06/01/16	1,835,000	2,080,358
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,120,000	2,381,320
Host Hotels & Resorts LP (S)	5.250	03/15/22	2,120,000	2,265,750
MPT Operating Partnership LP	6.375	02/15/22	1,535,000	1,619,425
MPT Operating Partnership LP	6.875	05/01/21	1,025,000	1,114,688
ProLogis LP	4.500	08/15/17	295,000	317,524
ProLogis LP	6.250	03/15/17	2,355,000	2,694,483
SL Green Realty Corp.	7.750	03/15/20	980,000	1,150,431
Ventas Realty LP	4.000	04/30/19	1,860,000	1,977,478
Ventas Realty LP	4.750	06/01/21	3,525,000	3,872,389
Vornado Realty LP	4.250	04/01/15	2,075,000	2,194,389
WEA Finance LLC (S)	6.750	09/02/19	1,345,000	1,613,650
Weyerhaeuser Company	7.375	03/15/32	3,310,000	3,995,077

Real Estate Management & Development 0.2%
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	1,270,000	1,155,700
Realogy Corp. (S)	7.875	02/15/19	855,000	880,650

5

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

Thrifts & Mortgage Finance 0.3%
Nationstar Mortgage LLC (S)	9.625	05/01/19	1,275,000	$1,402,500
Nationstar Mortgage LLC (S)	9.625	05/01/19	420,000	459,900
Nationstar Mortgage LLC	10.875	04/01/15	2,565,000	2,802,263

Health Care 1.1%				17,152,569

Health Care Equipment & Supplies 0.2%
Alere, Inc.	7.875	02/01/16	1,595,000	1,664,781
Alere, Inc.	8.625	10/01/18	1,100,000	1,135,750

Health Care Providers & Services 0.6%
BioScrip, Inc.	10.250	10/01/15	1,160,000	1,252,800
Community Health Systems, Inc.	7.125	07/15/20	745,000	780,388
HCA, Inc.	7.500	02/15/22	1,730,000	1,924,625
Medco Health Solutions, Inc.	7.125	03/15/18	2,375,000	2,982,765
National Mentor Holdings, Inc. (S)	12.500	02/15/18	2,255,000	2,263,456

Pharmaceuticals 0.3%
Catalent Pharma Solutions, Inc. (P)	9.500	04/15/15	1,643,387	1,684,472
Endo Health Solutions, Inc.	7.250	01/15/22	1,895,000	2,058,444
Valeant Pharmaceuticals International, Inc. (S)	6.875	12/01/18	1,335,000	1,405,088

Industrials 5.3%				79,242,163

Aerospace & Defense 0.9%
Bombardier, Inc. (S)	7.750	03/15/20	1,015,000	1,141,875
Ducommun, Inc.	9.750	07/15/18	295,000	308,644
Embraer Overseas, Ltd.	6.375	01/15/20	1,485,000	1,678,050
Huntington Ingalls Industries, Inc.	7.125	03/15/21	1,790,000	1,937,675
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	1,580,000	1,682,700
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	3,490,000	2,861,800
Textron, Inc.	5.600	12/01/17	1,945,000	2,155,142
Textron, Inc.	7.250	10/01/19	1,315,000	1,557,007

Airlines 2.2%
America West Airlines 2000-1 Pass Through Trust	8.057	07/02/20	703,432	745,638
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	2,790,715	2,818,622
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	1,399,899	1,513,711
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	677,066	714,305
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	512,180	556,381
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18	444,925	456,048
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	2,416,806	2,646,402
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	634,639	669,544
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04/11/20	1,175,000	1,198,500
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	3,541,481	3,842,507
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	3,544,926	3,872,832
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	775,367	847,088
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	1,568,590	1,690,155
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	644,676	665,628
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	1,493,450	1,590,525
U.S. Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23	1,538,804	1,623,438
UAL 2009-1 Pass Through Trust	10.400	11/01/16	578,794	667,061
UAL 2009-2A Pass Through Trust	9.750	01/15/17	1,610,612	1,844,150
United Air Lines 2007-1 Class C Pass Through Trust (P)	2.984	07/02/14	3,835,870	3,711,204
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	885,000	933,675

6

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Industrials (continued)

Building Products 0.4%
Masco Corp.	7.125	03/15/20	1,380,000	$1,575,666
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	2,070,000	2,344,275
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,440,000	2,781,600

Commercial Services & Supplies 0.3%
Garda World Security Corp. (S)	9.750	03/15/17	410,000	432,550
Iron Mountain, Inc.	5.750	08/15/24	1,655,000	1,671,550
Steelcase, Inc.	6.375	02/15/21	2,385,000	2,569,575

Construction & Engineering 0.1%
Empresas ICA SAB de CV (S)	8.375	07/24/17	650,000	664,625
Tutor Perini Corp.	7.625	11/01/18	1,430,000	1,458,600

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18	1,460,000	1,547,600

Industrial Conglomerates 0.3%
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	1,825,000	1,998,375
Odebrecht Finance, Ltd. (S)	7.000	04/21/20	1,120,000	1,260,000
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/15/15	970,000	1,028,200

Marine 0.2%
Navios South American Logistics, Inc.	9.250	04/15/19	2,405,000	2,224,625

Road & Rail 0.5%
Avis Budget Car Rental LLC (S)	8.250	01/15/19	625,000	675,000
Georgian Railway JSC (S)	7.750	07/11/22	640,000	704,588
Penske Truck Leasing Company LP (S)	3.750	05/11/17	2,315,000	2,348,401
The Hertz Corp. (S)	6.750	04/15/19	595,000	624,750
The Hertz Corp.	6.750	04/15/19	2,780,000	2,919,000

Trading Companies & Distributors 0.3%
Air Lease Corp. (S)	5.625	04/01/17	525,000	523,688
Aircastle, Ltd.	6.750	04/15/17	795,000	858,600
Aircastle, Ltd.	7.625	04/15/20	785,000	869,388
H&E Equipment Services, Inc. (S)	7.000	09/01/22	1,110,000	1,151,625
HD Supply, Inc. (S)	8.125	04/15/19	995,000	1,079,575

Information Technology 0.3%				4,216,436

Computers & Peripherals 0.1%
Hewlett-Packard Company	4.375	09/15/21	1,355,000	1,355,186

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	2,725,000	2,861,250

Materials 4.2%				62,192,162

Chemicals 0.7%
American Pacific Corp.	9.000	02/01/15	1,090,000	1,114,525
Braskem Finance, Ltd. (S)	7.000	05/07/20	3,050,000	3,454,125
CF Industries, Inc.	6.875	05/01/18	880,000	1,064,800
CF Industries, Inc.	7.125	05/01/20	1,185,000	1,470,881
Incitec Pivot Finance LLC (S)	6.000	12/10/19	1,370,000	1,529,847
LyondellBasell Industries NV	5.000	04/15/19	1,185,000	1,256,100
Polymer Group, Inc.	7.750	02/01/19	465,000	498,713

Construction Materials 0.4%
American Gilsonite Company (S)	11.500	09/01/17	1,655,000	1,692,238

7

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

	Maturity	Par value^
	date		Value

Materials (continued)

Building Materials Corp. of America (S)	05/01/21	995,000	$1,087,038
Magnesita Finance, Ltd. (Q)(S)	04/05/17	2,045,000	2,092,507
Severstal Columbus LLC	02/15/18	370,000	381,100
Vulcan Materials Company	06/15/21	530,000	589,625

Containers & Packaging 0.7%
ARD Finance SA, PIK (S)	06/01/18	1,335,000	1,238,213
Consolidated Container Company LLC (S)	07/15/20	1,290,000	1,348,050
Pretium Packaging LLC	04/01/16	650,000	656,500
Tekni-Plex, Inc. (S)	06/01/19	1,906,000	1,991,770
Temple-Inland, Inc.	01/15/18	3,460,000	4,176,673

Metals & Mining 1.7%
Alcoa, Inc.	04/15/21	1,630,000	1,683,933
Allegheny Technologies, Inc.	01/15/21	665,000	726,525
Allegheny Technologies, Inc.	06/01/19	1,300,000	1,677,476
ArcelorMittal	06/01/19	1,545,000	1,762,091
Commercial Metals Company	08/15/18	1,395,000	1,454,288
Edgen Murray Corp.	01/15/15	1,085,000	1,152,813
FMG Resources August 2006 Pty, Ltd. (S)	02/01/18	1,230,000	1,171,575
FMG Resources August 2006 Pty, Ltd. (S)	04/01/22	1,760,000	1,619,200
FMG Resources August 2006 Pty, Ltd. (S)	11/01/19	765,000	761,175
Inmet Mining Corp. (S)	06/01/20	1,350,000	1,387,125
JMC Steel Group (S)	03/15/18	775,000	792,438
Metinvest BV (S)	02/14/18	2,055,000	1,913,719
Mongolian Mining Corp. (S)	03/29/17	2,600,000	2,626,000
Rain CII Carbon LLC (S)	12/01/18	2,070,000	2,126,925
SunCoke Energy, Inc.	08/01/19	1,125,000	1,136,250
Teck Resources, Ltd.	05/15/19	468,000	568,620
Thompson Creek Metals Company, Inc.	06/01/18	1,855,000	1,381,975
Vale Overseas, Ltd.	11/10/39	1,540,000	1,827,874

Paper & Forest Products 0.7%
Georgia-Pacific LLC (S)	11/01/20	2,505,000	2,946,158
Georgia-Pacific LLC	06/01/28	815,000	1,026,823
International Paper Company	05/15/19	1,800,000	2,440,888
Westvaco Corp.	02/15/31	3,365,000	4,365,586

Telecommunication Services 2.5%			37,195,981

Diversified Telecommunication Services 2.1%
American Tower Corp.	03/15/22	2,110,000	2,284,586
CenturyLink, Inc.	03/15/22	2,465,000	2,641,319
CenturyLink, Inc.	06/15/21	1,355,000	1,513,147
CenturyLink, Inc.	09/15/39	1,495,000	1,546,459
Cincinnati Bell, Inc.	03/15/18	1,545,000	1,560,450
Crown Castle Towers LLC (S)	08/15/20	3,275,000	3,623,932
Crown Castle Towers LLC (S)	01/15/20	2,390,000	2,828,171
GTP Acquisition Partners I LLC (S)	06/15/16	3,050,000	3,218,351
GTP Acquisition Partners I LLC (S)	06/15/16	1,345,000	1,361,640
GTP Towers Issuer LLC (S)	02/15/15	3,740,000	3,925,141
Oi SA (BRL) (D)(S)	09/15/16	3,440,000	1,768,383
PAETEC Holding Corp.	12/01/18	1,619,000	1,833,518
Telecom Italia Capital SA	07/18/36	1,490,000	1,341,000
West Corp.	10/15/16	1,780,000	1,855,650

Wireless Telecommunication Services 0.4%
Digicel, Ltd. (S)	02/15/20	580,000	577,100

8

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Telecommunication Services (continued)

Nextel Communications, Inc.	7.375	08/01/15	1,164,000	$1,169,820
SBA Tower Trust (S)	2.933	12/15/17	2,120,000	2,151,315
SBA Tower Trust (S)	5.101	04/17/17	1,790,000	1,995,999

Utilities 3.0%				44,076,215

Electric Utilities 1.5%
Beaver Valley II Funding	9.000	06/01/17	1,344,000	1,382,022
BVPS II Funding Corp.	8.890	06/01/17	1,451,000	1,606,622
Commonwealth Edison Company	5.800	03/15/18	2,155,000	2,636,494
Ipalco Enterprises, Inc.	5.000	05/01/18	2,320,000	2,418,600
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	2,595,000	2,780,522
NV Energy, Inc.	6.250	11/15/20	1,055,000	1,219,103
PNM Resources, Inc.	9.250	05/15/15	3,255,000	3,722,906
PNPP II Funding Corp.	9.120	05/30/16	602,000	643,400
PPL Capital Funding, Inc. (6.700% to 03/30/2017, then 3
month LIBOR + 2.665%) (P)	6.700	03/30/67	2,210,000	2,268,013
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	1,290,000	1,402,682
W3A Funding Corp.	8.090	01/02/17	1,350,870	1,385,588

Independent Power Producers & Energy Traders 0.8%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	2,176,000	2,380,897
DPL, Inc. (S)	7.250	10/15/21	2,725,000	3,106,500
Exelon Generation Company LLC (S)	5.600	06/15/42	1,100,000	1,191,505
Exelon Generation Company LLC	6.250	10/01/39	880,000	1,019,608
NRG Energy, Inc.	7.625	01/15/18	2,035,000	2,177,450
NRG Energy, Inc.	8.250	09/01/20	1,775,000	1,912,563

Multi-Utilities 0.5%
CMS Energy Corp.	5.050	03/15/22	1,935,000	2,098,548
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	3,450,000	3,592,313
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	1,935,000	2,048,681

Water Utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	1,215,000	1,297,013
Midwest Generation LLC, Series B	8.560	01/02/16	1,262,298	1,110,800
Salton Sea Funding Corp., Series F	7.475	11/30/18	654,698	674,385

U.S. Government & Agency Obligations 27.4%				$408,247,786

(Cost $398,569,678)

U.S. Government 5.7%				84,268,789

U.S. Treasury
Bond	3.000	05/15/42	35,545,000	38,044,240
Note	1.625	08/15/22	40,960,000	41,228,780
Strip, PO	6.862	11/15/30	7,940,000	4,995,769

U.S. Government Agency 21.7%				323,978,997

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	1.750	05/30/19	7,160,000	7,426,760
30 Yr Pass Thru	3.000	08/01/42	4,685,000	4,849,404
30 Yr Pass Thru	3.500	05/01/42	12,686,084	13,520,094
30 Yr Pass Thru	3.500	06/01/42	13,929,706	14,854,181

9

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.500	11/01/39	15,031,243	$16,151,540
30 Yr Pass Thru	5.000	04/01/41	5,531,203	6,017,128
30 Yr Pass Thru	6.500	06/01/37	125,351	140,739
30 Yr Pass Thru	6.500	10/01/37	312,362	350,512
30 Yr Pass Thru	6.500	11/01/37	689,030	773,185
30 Yr Pass Thru	6.500	12/01/37	297,840	334,217
30 Yr Pass Thru	6.500	02/01/38	149,209	167,247
30 Yr Pass Thru	6.500	09/01/39	6,073,853	6,808,101
Federal National Mortgage Association
30 Yr Pass Thru	3.500	06/01/42	5,228,471	5,585,478
30 Yr Pass Thru	3.500	06/01/42	7,576,995	8,094,363
30 Yr Pass Thru	3.500	08/01/42	13,183,553	14,083,744
30 Yr Pass Thru	4.000	11/01/40	3,507,272	3,805,527
30 Yr Pass Thru	4.000	09/01/41	10,548,173	11,583,625
30 Yr Pass Thru	4.000	09/01/41	19,474,978	21,265,003
30 Yr Pass Thru	4.000	10/01/41	5,166,466	5,641,337
30 Yr Pass Thru	4.500	02/01/41	22,877,290	24,795,942
30 Yr Pass Thru	4.500	06/01/41	24,835,275	27,376,038
30 Yr Pass Thru	4.500	07/01/41	9,706,673	10,699,711
30 Yr Pass Thru	5.000	11/01/33	1,608,168	1,767,477
30 Yr Pass Thru	5.000	10/01/34	1,731,260	1,902,763
30 Yr Pass Thru	5.000	09/01/40	13,538,923	14,820,889
30 Yr Pass Thru	5.000	09/01/40	14,133,723	15,472,009
30 Yr Pass Thru	5.000	02/01/41	8,638,077	9,461,393
30 Yr Pass Thru	5.000	03/01/41	9,993,113	10,945,580
30 Yr Pass Thru	5.000	04/01/41	16,137,294	17,675,378
30 Yr Pass Thru	5.000	04/01/41	3,661,470	4,132,884
30 Yr Pass Thru	5.500	05/01/35	7,960,975	8,799,366
30 Yr Pass Thru	5.500	01/01/39	7,065,434	7,771,978
30 Yr Pass Thru	6.000	05/01/37	1,017,782	1,124,092
30 Yr Pass Thru	6.000	07/01/38	7,847,369	8,698,931
30 Yr Pass Thru	6.500	01/01/39	10,839,842	12,190,462
30 Yr Pass Thru	6.500	03/01/39	565,108	636,225
30 Yr Pass Thru	6.500	06/01/39	3,782,090	4,255,694

Foreign Government Obligations 0.1%				$2,066,400

(Cost $2,478,341)

Argentina 0.1%				2,066,400

City of Buenos Aires (S)	9.950	03/01/17	2,520,000	2,066,400

Convertible Bonds 0.2%				$2,404,973

(Cost $1,207,911)

Consumer Discretionary 0.1%				755,123

Media 0.1%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	486,000	755,123

Industrials 0.1%				1,649,850

Airlines 0.1%
US Airways Group, Inc.	7.250	05/15/14	680,000	1,649,850

10

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Municipal Bonds 0.2%				$3,438,022

(Cost $3,020,433)

State of California	7.600	11/01/40	1,190,000	1,616,377
State of Illinois	5.100	06/01/33	1,880,000	1,821,645

Term Loans (M) 0.4%				$5,420,518

(Cost $5,393,613)

Consumer Discretionary 0.3%				3,727,868

Hotels, Restaurants & Leisure 0.3%
CCM Merger, Inc.	6.000	03/01/17	728,862	723,091
Kalispel Tribal Economic Authority	7.500	02/24/17	2,377,741	2,330,186
Landry's, Inc.	6.500	04/24/18	668,325	674,591

Financials 0.1%				1,692,650

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	7.000	06/30/14	880,000	881,650

Real Estate Management & Development 0.0%
Realogy Corp.	13.500	10/15/17	800,000	811,000

Capital Preferred Securities 1.6%				$24,324,844

(Cost $24,792,785)

Financials 1.6%				24,324,844

Capital Markets 0.4%
State Street Capital Trust III (P)(Q)	5.457	10/04/12	3,525,000	3,544,952
State Street Capital Trust IV (P)	1.467	06/15/37	4,005,000	2,860,880

Commercial Banks 1.0%
Allfirst Preferred Capital Trust	1.955	07/15/29	1,305,000	1,011,892
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	3,750,000	3,750,000
Lloyds Banking Group PLC (6.413% to 10/01/2035, then 3
month LIBOR + 1.496%) (Q)(S)	6.413	10/01/35	2,410,000	1,765,325
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	900,000	990,288
PNC Preferred Funding Trust III (8.700% to 03/15/2013, then
3 month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	3,730,000	3,793,932
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	1,245,000	1,201,425
Sovereign Capital Trust VI	7.908	06/13/36	1,840,000	1,872,200

Insurance 0.2%
MetLife Capital Trust X (9.250% to 04/08/2038, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/68	1,550,000	1,976,250
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	1,480,000	1,557,700

Collateralized Mortgage Obligations 15.6%				$232,915,513

(Cost $216,149,251)

Commercial & Residential 11.7%				174,125,940

American Home Mortgage Assets LLC
Series 2006-6, Class A1A (P)	0.425	12/25/46	2,054,180	1,098,988

11

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2006-6, Class XP IO	2.448	12/25/46	27,404,435	$1,957,699
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	3,075,000	3,225,386
Series 2007-1A, Class D (S)	5.957	04/15/37	3,175,000	3,319,383
Americold LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	3,200,000	3,633,568
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.952	05/10/45	2,530,000	2,779,309
Series 2006-4, Class AM	5.675	07/10/46	4,395,000	4,812,789
Series 2006-3, Class A4 (P)	5.889	07/10/44	3,935,000	4,507,708
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.585	01/25/35	2,874,848	2,589,689
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.921	03/15/49	4,400,000	5,064,110
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.393	07/15/44	1,230,000	1,040,923
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.004	12/10/49	5,995,000	7,077,205
Series 2012-CR2, Class XA IO	2.141	08/15/45	19,355,000	2,470,898
Series 2012-LC4, Class B (P)	4.934	12/10/44	1,780,000	1,893,402
Series 2012-LC4, Class C (P)	5.825	12/10/44	1,385,000	1,445,151
Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11/05/27	2,795,000	2,832,269
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	1,555,000	1,603,081
Series 2012-FBLU, Class D (S)	5.007	05/05/27	2,300,000	2,392,076
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.397	08/19/34	3,032,194	2,924,991
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.070	07/10/38	3,325,000	3,531,679
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.613	09/25/35	2,751,890	2,699,387
Series 2004-9, Class B1 (P)	3.267	08/25/34	1,619,967	688,820
Series 2006-AR1, Class 3A1 (P)	4.909	01/25/36	2,884,000	2,511,488
Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.055	01/19/35	17,508,094	1,326,046
Series 2005-11, Class X IO	1.960	08/19/45	10,943,102	462,893
Series 2005-8, Class 1X IO	2.123	09/19/35	15,755,811	876,904
Series 2007-3, Class ES (P)	0.350	05/19/47	69,508,179	444,852
Series 2007-4, Class ES (P)	0.350	07/19/47	83,969,985	537,408
Series 2007-6, Class ES (P) (S)	0.342	08/19/37	58,249,243	372,795
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.017	10/25/36	27,291,995	1,762,517
Series 2005-AR18, Class 2X IO	1.670	10/25/36	44,499,576	2,082,135
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.403	12/15/44	5,740,000	6,390,371
Series 2006-LDP7, Class AM (P)	6.061	04/15/45	3,945,000	4,364,661
Series 2007-CB18, Class A4	5.440	06/12/47	5,650,000	6,449,746
Series 2012-HSBC Class XA IO (S)	1.582	07/05/32	19,100,000	2,189,490
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	4,185,000	4,518,319
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,140,000	5,694,056
Series 2007-C1, Class AM	5.455	02/15/40	4,185,000	4,455,765
Series 2006-C4, Class A4 (P)	6.064	06/15/38	4,165,000	4,797,559
Series 2007-C2, Class A3	5.430	02/15/40	5,660,000	6,423,942

12

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Commercial & Residential (continued)

Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	6.091	06/12/46	5,220,000	$6,032,764
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.619	10/25/36	2,750,516	2,679,531
Series 2007-3, Class M1 (P)	3.433	09/25/37	1,005,192	523,541
Series 2007-3, Class M2 (P)	3.433	09/25/37	383,104	38,218
Series 2007-3, Class M3 (P)	3.433	09/25/37	239,071	8,153
Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11/12/41	3,200,000	3,443,008
Series 2006-HQ8, Class AM (P)	5.650	03/12/44	4,900,000	5,308,106
Series 2007-IQ13, Class A4	5.364	03/15/44	5,575,000	6,328,484
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO	2.361	12/25/45	26,212,716	1,415,487
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10/25/57	2,717,155	2,715,087
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.935	03/25/33	1,807,277	984,980
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.908	03/25/44	3,379,607	3,322,965
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	2,220,000	2,339,651
Series 2012-C1, Class C (P) (S)	5.720	05/10/45	1,480,000	1,549,729
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.994	05/10/63	26,371,815	2,799,553
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.438	01/25/45	37,747,610	1,831,140
Series 2005-AR13, Class X IO	1.440	10/25/45	100,438,865	5,100,326
Series 2005-AR2, Class X IO	1.538	01/25/45	57,160,641	3,166,842
Series 2005-AR6, Class X IO	1.576	04/25/45	32,347,280	1,835,213
Series 2005-AR8, Class X IO	1.566	07/25/45	27,128,116	1,361,031
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.614	04/25/35	2,226,409	2,092,673

U.S. Government Agency 3.9%				58,789,573

Federal Home Loan Mortgage Corp.
Series 3581, Class IO IO	6.000	10/15/39	1,902,423	277,335
Series 3623, Class LI IO	4.500	01/15/25	1,702,932	135,359
Series 3630, Class BI IO	4.000	05/15/27	987,089	38,442
Series 3794, Class PI IO	4.500	02/15/38	3,043,853	319,567
Series 4060, Class HC	3.000	03/15/41	6,562,779	6,868,717
Series 4065, Class QA	3.000	08/15/41	4,614,645	4,832,613
Series 4068, Class AP	3.500	06/15/40	6,879,685	7,429,929
Series K017, Class X1 IO	1.607	12/25/21	15,042,143	1,509,208
Series K018, Class X1 IO	1.614	01/25/22	18,837,244	1,914,561
Series K708, Class X1 IO	1.645	01/25/19	30,838,922	2,505,662
Series K709, Class X1 IO	1.678	03/25/19	17,474,251	1,461,127
Series K710, Class X1 IO	1.916	05/25/19	14,120,998	1,371,361
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	2,734,314	259,142
Series 2009-47, Class EI IO	5.000	08/25/19	2,494,986	226,429
Series 2009-50, Class GI IO	5.000	05/25/39	4,854,476	554,728
Series 2009-78, Class IB IO	5.000	06/25/39	6,467,663	774,073
Series 2010-14, Class AI IO	4.000	08/25/27	2,823,508	112,224
Series 2010-36, Class BI IO	4.000	03/25/28	2,882,756	129,962
Series 2011-146, Class MA	3.500	08/25/41	5,641,467	5,908,190

13

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

U.S. Government Agency (continued)

Series 2012-19, Class JA	3.500	03/25/41	8,980,692	$9,440,647
Series 2012-67, Class KG	3.500	02/25/41	2,098,974	2,282,179
Series 3908, Class PA	4.000	06/15/39	3,274,291	3,563,679
Series 398, Class C3 IO	4.500	05/25/39	3,297,724	448,459
Series 401, Class C2 IO	4.500	06/25/39	2,244,331	293,867
Series 402, Class 3 IO	4.000	11/25/39	3,235,547	423,272
Series 402, Class 4 IO	4.000	10/25/39	5,449,845	702,137
Series 402, Class 7 IO	4.500	11/25/39	4,890,753	672,516
Series 407, Class 15 IO	5.000	01/25/40	5,018,915	751,442
Series 407, Class 16 IO	5.000	01/25/40	1,082,435	144,611
Series 407, Class 17 IO	5.000	01/25/40	998,771	140,289
Series 407, Class 21 IO	5.000	01/25/39	3,825,566	437,190
Series 407, Class 7 IO	5.000	03/25/41	3,589,928	696,125
Series 407, Class 8 IO	5.000	03/25/41	1,723,574	304,038
Series 407, Class C6 IO	5.500	01/25/40	9,199,280	1,530,824
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	4,937,964	329,669

Asset Backed Securities 5.5%				82,711,464

(Cost $81,108,154)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.595	09/25/34	1,452,784	1,329,385
Series 2005-4, Class M1 (P)	0.685	10/25/35	3,945,000	2,550,494
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.685	03/25/35	2,325,000	2,244,462
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.385	09/25/36	7,066,177	2,288,855
Asset Backed Funding Certificates
Series 2005-AQ1 Class A4	5.010	06/25/35	1,750,733	1,774,809
Series 2005-HE1, Class M1 (P)	0.655	03/25/35	1,652,918	1,290,787
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.435	01/25/36	3,208,599	2,660,709
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.585	02/28/41	1,222,041	1,117,696
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.475	07/25/36	2,986,655	2,422,924
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.685	05/25/35	1,975,681	1,881,202
Series 2006-NC4, Class A5 (P)	0.295	10/25/36	486,992	328,131
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06/25/37	2,143,449	2,099,658
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.385	10/25/36	2,390,340	2,343,907
Contimortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	162,980	161,654
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02/25/35	3,143,397	3,125,423
Series 2006-3, Class 2A2 (P)	0.415	06/25/36	2,046,096	1,915,088
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.675	04/25/36	3,029,402	2,754,787
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	5,503,413	5,991,125
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	1.000	06/25/35	1,300,000	1,162,906

14

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Asset Backed Securities (continued)

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.735	06/25/33	1,774,080	$1,462,293
Series 2005-5, Class M1 (P)	0.715	11/25/35	2,035,000	1,896,062
Series 2005-6, Class M1 (P)	0.705	12/25/35	1,810,000	1,723,991
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P) (S)	7.238	12/15/20	3,517,294	3,517,294
Series 2010-A, Class D (P) (S)	10.238	12/15/20	2,704,685	2,704,685
Series 2010-A, Class E1 (P) (S)	14.738	12/15/20	3,053,083	3,053,083
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	750,535	741,678
Mastr Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.345	11/25/36	9,719,118	3,643,639
Series 2007-HE2, Class A2 (P)	0.935	08/25/37	3,035,046	2,762,508
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.985	09/25/35	1,025,201	869,042
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.685	03/25/35	1,495,000	1,195,732
Series 2005-3, Class M1 (P)	0.715	07/25/35	1,265,000	1,207,566
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.315	03/25/35	2,720,000	2,612,073
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.865	02/25/35	4,175,000	3,932,203
Series 2005-WCH1, Class M2 (P)	0.755	01/25/36	3,787,682	3,531,752
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	0.815	01/25/35	2,315,000	2,204,193
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	300,188	289,424
Series 2005-2, Class AF4	4.934	08/25/35	2,365,000	1,973,628
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,473,625	2,695,603
Soundview Home Equity Loan Trust
Series 2006-OPT2, Class A3 (P)	0.415	05/25/36	1,540,024	1,251,013

			Shares	Value

Preferred Securities 1.1%				$16,490,475

(Cost $16,218,470)

Consumer Discretionary 0.1%				1,222,906

Hotels, Restaurants & Leisure 0.1%
Greektown Superholdings, Inc., Series A (I)			17,280	1,222,906

Consumer Staples 0.1%				2,070,703

Food & Staples Retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	2,070,703

Financials 0.7%				10,346,345

Commercial Banks 0.3%
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)			96,775	2,679,700
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)			77,150	2,140,913

15

John Hancock Bond Fund

As of 8-31-12 (Unaudited)

			Shares	Value
Financials (continued)

Consumer Finance 0.1%
Ally Financial, Inc., 7.300%			48,470	$1,172,489

Diversified Financial Services 0.3%
Bank of America Corp., Series MER, 8.625%			89,220	2,292,954
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)			16,000	441,280
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%)			65,230	1,619,009

Industrials 0.2%				2,658,056

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%			31,265	1,745,212

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%			27,300	912,844

Utilities 0.0%				192,465

Electric Utilities 0.0%
PPL Corp., 8.750%			3,500	192,465

Common Stocks 0.0%				$44,808

(Cost $97,862)

Consumer Discretionary 0.0%				44,808

Greektown Superholdings, Inc. (I)			885	44,808

Short-Term Investments 2.1%				$30,999,998

(Cost $30,999,998)

Repurchase Agreement 0.1%				1,000,000

Repurchase Agreement with State Street Corp. dated 8-31-
12 at 0.01% to be repurchased at $1,000,001 on 9-4-12,
collateralized by $1,020,000 U.S. Treasury Note, 0.250%
due 3-31-14 (valued at $1,021,275, including interest)			1,000,000	1,000,000

		Maturity	Par value^
	Yield*(%)	date		Value
U.S. Government Agency 2.0%				29,999,998

Federal Home Loan Bank Discount Notes	0.001	09/04/12	30,000,000	29,999,998

Total investments (Cost $1,384,962,009) † 97.5%				$1,454,469,298

Other assets and liabilities, net 2.5%				$37,919,300

Total net assets 100.0%			$1,492,388,598

^ The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations

BRL Brazilian Real

Notes to the Schedule of Investments

IO Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

16

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

USGG U.S. Generic Government Index

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,387,344,429. Net unrealized appreciation aggregated $67,124,869, of which $87,009,644 related to appreciated investment securities and $19,884,775 related to depreciated investment securities.

17

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/12	Price	Inputs	Inputs
Corporate Bonds	$645,404,497	—	$642,595,096	$2,809,401
U.S. Government & Agency Obligations	408,247,786	—	408,247,786	—
Foreign Government Obligations	2,066,400	—	2,066,400	—
Convertible Bonds	2,404,973	—	2,404,973	—
Municipal Bonds	3,438,022	—	3,438,022	—
Term Loans	5,420,518	—	5,420,518	—
Capital Preferred Securities	24,324,844	—	24,324,844	—
Collateralized Mortgage Obligations	232,915,513	—	231,560,458	1,355,055
Asset Backed Securities	82,711,464	—	73,436,402	9,275,062
Preferred Securities	16,490,475	$10,143,109	5,124,460	1,222,906
Common Stocks	44,808	—	—	44,808
Short-Term Investments	30,999,998	—	30,999,998	—

Total Investments in Securities	$1,454,469,298	$10,143,109	$1,429,618,957	$14,707,232

18

John Hancock Bond Fund
As of 8-31-12 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Collateralized	Asset
	Corporate	Mortgage	Backed	Preferred	Common
	Bonds	Obligations	Securities	Securities	Stocks	Totals
Balance as of 5-31-12	$2,822,774	$1,382,835	$5,974,960	$1,278,720	$46,657	$11,505,946
Realized gain (loss)	-	-	-	-	-	-
Changed in unrealized	(13,373)	67,850	-	(55,814)	(1,849)	(3,186)
appreciation
Purchases	-	640	3,300,102	-	-	3,300,742
Sales	-	(96,270)	-	-	-	(96,270)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Balance as of 8-31-12	$2,809,401	$1,355,055	$9,275,062	1,222,906	44,808	$14,707,232
Change in unrealized at	($13,373)	$127,612	-	($55,814)	($1,849)	$56,576
period end*

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

21Q1 8/12
10/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 19, 2012